COMMON STOCK AND WARRANTS (Narrative) (Details) - 12 months ended Mar. 31, 2016	USD ($) yr $ / shares shares	CAD yr CAD / shares shares
Common Stock And Warrants 1 | shares	35,300,083	35,300,083
Common Stock And Warrants 2 | CAD / shares		CAD 0.50
Common Stock And Warrants 3 | shares	15,240,000	15,240,000
Common Stock And Warrants 4	$ 7,016,002
Common Stock And Warrants 5 | yr	2	2
Common Stock And Warrants 6 | CAD		CAD 1.00
Common Stock And Warrants 7	$ 578,961
Common Stock And Warrants 8	$ 1,825,937
Common Stock And Warrants 9 | shares	849,273	849,273
Common Stock And Warrants 10	$ 2.15
Common Stock And Warrants 11 | $ / shares	$ 3.00
Common Stock And Warrants 12	$ 84,074
Common Stock And Warrants 13	27,396	27,396
Common Stock And Warrants 14 | $ / shares	$ 3.00
Common Stock And Warrants 15	$ 721,243
Common Stock And Warrants 16 | shares	335,463	335,463
Common Stock And Warrants 17	$ 2.15
Common Stock And Warrants 18 | $ / shares	$ 3.00
Common Stock And Warrants 19	$ 40,803
Common Stock And Warrants 20	18,978	18,978
Common Stock And Warrants 21 | $ / shares	$ 2.15
Common Stock And Warrants 22	$ 270,375
Common Stock And Warrants 23 | shares	125,756	125,756
Common Stock And Warrants 24	$ 2.15
Common Stock And Warrants 25 | $ / shares	$ 3.00
Common Stock And Warrants 26	$ 16,223
Common Stock And Warrants 27	7,545	7,545
Common Stock And Warrants 28 | $ / shares	$ 2.15
Common Stock And Warrants 29	$ 2,000,000
Common Stock And Warrants 30 | shares	2,083,333	2,083,333
Common Stock And Warrants 31 | $ / shares	$ 0.96
Common Stock And Warrants 32 | shares	1,041,667	1,041,667
Common Stock And Warrants 33	$ 1.44
Common Stock And Warrants 34	$ 5,000,000
Common Stock And Warrants 35 | shares	5,555,556	5,555,556
Common Stock And Warrants 36 | $ / shares	$ 0.90
Common Stock And Warrants 37 | shares	2,777,778	2,777,778
Common Stock And Warrants 38	$ 1.35